Annual Operating Expenses {- Strategic Income Portfolio} - 02.28 VIP Strategic Income Portfolio Investor PRO-12 - Strategic Income Portfolio - VIP Strategic Income Portfolio-Investor VIP	Apr. 30, 2022
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.14%
Total annual operating expenses	0.69%